Leases - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Lease Cost
Operating lease cost	$ 842	$ 1,771
Short-term lease cost	224	478
Total	$ 1,066	$ 2,249